2019 Acquisition	9 Months Ended
Sep. 30, 2019
Business Combinations [Abstract]
2019 Acquisition
11.	2019 ACQUISITION

On September 10, 2019, the Company completed the acquisition of the assets of a personal wellness company (the “Aussie Health Assets”), whose products sell primarily on the Amazon US marketplace, for total consideration of $1.3 million, which was comprised of cash of $1.1 million and a promissory note for $0.2 million that accrues interest at a rate of 8% per annum and matures on June 10, 2020. The Company also will pay $0.1 million in the form of a working capital payment related to the inventory purchased within sixty days of closing.

The following presents the preliminary allocation of purchase price to the assets acquired and liabilities assumed, based on their estimated fair values at acquisition date:

Total
(in thousands)
Inventory	$297
Goodwill	745
Intangible assets	333

Net assets acquired	$1,375

The amounts assigned to goodwill and major intangible asset classifications were as follows:

	Amount allocated	Useful life (in years)
	(in thousands)
Goodwill	$745	n.a.
Trademarks	310	5
Transition services agreement	11	< 1
Non-competition agreement	12	3

Total	$1,078

Unaudited Pro Forma Information

The following unaudited pro forma information illustrates the impact of the Aussie Health Assets acquisition on the Company’s net revenue for the three and nine months ended September 30, 2018 and 2019. The acquisition of the Aussie Health Assets is reflected in the following unaudited pro forma information as if the acquisition had been effective on January 1, 2018.

	Three Months Ended September 30,	Three Months Ended September 30,	Nine Months Ended September 30,	Nine Months Ended September 30,
	2018	2019	2018	2019
	(in thousands)		(in thousands)
Net revenue as reported	$24,672	$40,603	$53,576	$88,817
Aussie Health net revenue	$485	$1,350	$512	$1,759

Net revenue pro forma	$25,157	$41,953	$54,088	$90,576

Operating loss as reported	$(4,707)	$(10,413)	$(21,772)	$(23,887)
Aussie Health operating income	$90	$243	$85	$310

Operating loss pro forma	$(4,617)	$(10,170)	$(21,687)	$(23,577)